MERGER AND ACQUISITIONS - Acquisitions costs and pro forma details (Details) S/ in Millions, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 PEN (S/)
Bancompartir
Disclosure of detailed information about business combination [line items]
Acquisition costs			$ 2,040.2	S/ 2.0
Interest and similar income	S/ 16.5
Interest and similar income if the combination had taken place at the beginning of the year				198.7
Increase in interest and similar income if the combination had taken place at the beginning of the year				182.2
Ultraserfinco S.A.
Disclosure of detailed information about business combination [line items]
Acquisition costs			$ 2,040.2	2.0
Multicaja S.A
Disclosure of detailed information about business combination [line items]
Acquisition costs		$ 50.6		0.2
Tenpo SpA
Disclosure of detailed information about business combination [line items]
Acquisition costs		$ 50.6		0.2
Culqi
Disclosure of detailed information about business combination [line items]
Acquisition costs				S/ 0.1